Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 111,958	$ 101,810
Amortization of intangible assets	$ 188,339	$ 136,974
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	15,000,000	15,000,000
Convertible preferred stock, shares issued	0	278,188
Convertible preferred stock, shares outstanding	0	278,188
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	150,000,000
Common stock, shares issued	375,288,146	90,601,912
Common stock, shares outstanding	375,288,146	90,601,912